U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ____
Post-Effective Amendment No. 1

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]


Exact Name of Registrant as Specified in Charter:  AEGIS VALUE FUND, INC.
Address of Principal Office:    1100 North Glebe Road, Suite 1040,
                                Arlington, VA  22201
Registrant's Telephone Number:  (703)528-7788

Name and Address of Agent for Service:  Mr. Thomas C. Roberts
                                        17521 Shenandoah Court
                                        Ashton, MD 20861

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement

Title of Securities Being Registered:        Common Stock, $0.001 par value

Pursuant to Rule 24f-2 of the Investment Company Act of 1940, the Registrant has registered an indefinite number of shares by this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said
Section 8(a) may determine.

Page 1 of 88 pages







AEGIS VALUE FUND, INC.
CROSS REFERENCE SHEET

FORM N-1A

PART A:   INFORMATION REQUIRED IN THE PROSPECTUS

N-1A      ITEM                          LOCATION IN REGISTRATION STATEMENT
ITEM No.

1.        Cover Page                    Cover Page

2.        Synopsis                      "Fund Expenses"

3.        Condensed Financial           "Financial Highlights"
          Information

4.        General Description           "The Fund and its Investment
                                        Objective"; "Investment
                                        Philosophy";"InvestmentRisks";
                                        "Investment Limitations"

5.        Management of the Fund        "Management of the Fund"

5A.       Management's Discussion       Not Applicable
          of Fund Performance

6.        Capital Stock                 "Shares, Dividends and
                                        Distributions"

7.        Purchase of Securities        "How to Purchase Shares";
          Being Offered                 "Shareholder Accounts and
                                        Services"

8.        Redemption or Repurchase      "How to Redeem Shares";
                                        "Redemption Fee";
                                        "Shareholder Accounts
                                        and Services"

9.        Pending Legal Proceedings     Not Applicable




AEGIS VALUE FUND, INC.
CROSS REFERENCE SHEET

PART B:  Information Required in the STATEMENT OF ADDITIONAL INFORMATION


N-1A        ITEM                          LOCATION IN REGISTRATION STATEMENT
ITEM NO.

10.         Cover Page                    Cover Page

11.         Table of Contents             Table of Contents

12.         General Information and       Not Applicable
            History

13.         Investment Objectives         "Investment Objectives and
            and Policies                  Policies"; "Risk Factors and
                                          Special Considerations"

14.         Management of the Fund        "Management of the Fund"

15.         Control Persons and           "Management of the Fund";
            Principal Holders of          "Principal Holders of Shares"
            Shares

16.         Investment Advisory           "Investment Advisory Services"
            and Other Services

17.         Brokerage Allocation          "Brokerage Allocation"

18.         Capital Stock                 "Capital Stock and Other
            and Other Securities          Securities"

19.         Purchase, Redemption and      "Purchase, Redemption and Pricing
            Pricing of Securities         of Shares"

20.         Tax Status                    "Tax Status"

21.         Underwriters                  "Underwriter"

22.         Calculation of Performance    "Calculation of Performance Data"
            Data

23.         Financial Statements          "Financial Statements"

                           AEGIS VALUE FUND, INC.
                         PROSPECTUS AND APPLICATION
                                MAY 15, 1998


     Aegis Value Fund, Inc. is an open-end, diversified investment management company organized as a Maryland corporation on October 22, 1997. The Fund seeks long-term capital appreciation through a strategy of "value investing" in common stocks.

     At least 65% of the Fund's total assets will be invested in common stocks which, at the time of initial purchase, sold at prices below the major stock market averages in relation to their corporate book value, earnings, revenues or cash flow. For example, if the broad market averages are priced at three times book value and 18 times earnings, the Fund will emphasize stocks priced at less than three times book value and less than 18 times earnings.
     Some of the securities in which the Fund may invest can be regarded as speculative, and there is no assurance that the Fund will achieve its objective of capital appreciation.

     The Fund is not intended to be a complete investment program. The Fund's objective is most suitable for investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices. The Fund's shares are not intended for investors seeking short-term price appreciation or for purposes of any market timing strategy.

     This Prospectus contains important information about the Fund that you should know before investing. Please read it carefully and retain it for future reference. A "Statement of Additional Information" (SAI) dated
May 15, 1998 about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus.
The SAI includes more information about the Fund's procedures and policies. You can obtain a copy of the SAI without charge by writing or calling the Fund at 1100 North Glebe Road, Suite 1040, Arlington, VA 22201, (703)528-7788.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.








                                      (1)

AEGIS VALUE FUND, INC.

FUND EXPENSES
	The following table illustrates all expenses and fees that a shareholder of the Fund will incur:

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases               None
Maximum Sales Load Imposed on Reinvested Dividends    None
Redemption Fee                                        2.00% (1)

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
Management Fees                                       1.20%
12b-1 Fees                                            None
Other Expenses (after waivers)                        0.30%(2)
Total Fund Operating Expenses (after waivers)         1.50%(2)

EXAMPLE
   You would pay the following            1 Year        3 Years
   expenses on a $1,000 investment,
   assuming (1) a 5% annual return,        $36           $47
   and (2) redemption at the end of
   each time period:

   You would pay the following
   expenses on the same investment,        $15           $47
   assuming no redemption:

     The purpose of the above table and example is to assist investors in understanding the various costs and expenses that an investor will bear directly or indirectly. Because the Fund has no operating history, "Other Expenses" is based on estimated amounts for the current fiscal year. More detailed information concerning these expenses is set forth in the sections of this Prospectus entitled "How to Redeem Shares", "Management of the Fund", and "Redemption Fee". THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FOOTNOTES
(1) The Fund imposes a redemption fee on investors who redeem shares which were purchased within the past two years. This charge is 2.00% of the redemption amount. For further information, see the "Redemption Fee" section of this Prospectus. In addition, the Fund's custodian charges a wire fee of $20.00 for redemptions by wire transfer.
(2) The amount of Other Expenses reflects an agreement between the Fund and the Fund's advisor to waive reimbursement and to absorb other expenses which exceed 0.30% of net assets at the end of each quarter. The Fund's advisor expects to continue the waiver for the current fiscal year; however, it may discontinue the agreement at any time after August 31, 2000. In the absence of any waivers, management estimates that other expenses would not exceed 1.80% and total fund operating expenses would not exceed 3.00% for the current fiscal year.
                                     (2)

THE FUND AND ITS INVESTMENT OBJECTIVE
     AEGIS VALUE FUND, INC. is an open-end, diversified investment management company organized as a Maryland corporation on October 22, 1997. The Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940.
     The investment objective of the Fund is long-term capital appreciation through a strategy of value investing in common stocks. There is no assurance that the Fund will achieve its investment objective. This investment objective is a fundamental policy and may not be changed without the affirmative vote of a majority of the Fund's outstanding shares. Shareholders are entitled to one vote per share.

                                      (3)

     The Fund's business and affairs are managed under the direction of its Board of Directors. The Board elects the officers of the Fund, who are responsible for the Fund's day-to-day operations. Meetings of the Fund's shareholders will not be held except as required under the Investment Company Act of 1940. The custodian for securities, cash and other assets of the Fund is Ernst & Company. The Fund serves as its own transfer agent and shareholder services agent. Bish & Haffey, P.C. serves as independent accountants for the Fund.
     The Fund's investment advisor is Berno, Gambal & Barbee, Inc. (BGB), a value-oriented money manager and broker-dealer. The Fund will hold a diversified portfolio of common stocks which are purchased at prices believed to represent substantial discounts to the long-run values of the companies. BGB conducts an investment research effort which considers the following set of factors, among others, in determining whether a security is undervalued:

     Ratio of market price to book value per share
     Ratio of market price to earnings per share (the P/E ratio)
     Ratio of market price to cash flow per share
     Ratio of market price to revenues per share
     Financial strength
     Industry market share
     Purchases and sales by corporate insiders
     Management experience and capabilities
     Hidden or undervalued assets
     Potential catalysts to realize shareholder value

     In order to meet its investment objective, at least 65% of the Fund's total assets will be invested in common stocks which, at the time of initial purchase, sold at prices below the major stock market averages in relation to their corporate book value, earnings, revenues or cash flow. For example, if the broad market averages are priced at three times book value and 18 times earnings, the Fund will emphasize stocks priced at less than three times book value and less than 18 times earnings.


INVESTMENT PHILOSOPHY
     The Fund's Advisor adheres to a strict value approach when selecting securities for the Fund. The Advisor believes in the concept of "margin of safety" first articulated by Benjamin Graham and David Dodd in their 1934 book, Security Analysis. This concept holds that purchasing common stocks at a deep discount to their long-term intrinsic value provides the investor with more safety of capital and a "margin of safety" if the analysis of that value eventually proves to be incorrect. Thus the Advisor will attempt to purchase securities at prices which are low enough to lower the risk of the portfolio and also can enhance the potential for possible capital appreciation.
     The Fund will hold a diversified portfolio of common stocks, across various industry groups, as well as some small company shares, large company shares and shares of mid-size companies. The Advisor uses a "bottom up" approach, and will generally ignore stock market fluctuations and variations in broad economic factors such as trade balances, fiscal policy and money supply.

                                      (4)

     Although at least 65% of the Fund's total assets will be invested in common stocks, the remainder (i.e., up to 35% of total assets) may be held in cash or invested in money market instruments, commercial paper, debt securities or in other equity securities which includes convertible preferred stocks and convertible debt; warrants, rights or other securities exchangeable for shares of common stocks, or other equity securities such as shares of real estate investment trusts, exchange-listed limited partnerships, or royalty trusts.
     When considering convertible debt, the Fund's adviser will make purchases only when the convertible debt is believed to offer a better combination of risk and return than the underlying common stock, and will only purchase debt rated within the four highest grades of Moody's Investor Service, Inc. or Standard & Poor's Corporation. Debt securities in the fourth highest rating category (Baa or BBB, the lowest investment grade ratings) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. It is the Fund's policy to promptly dispose of a bond whose rating drops below investment grade.
     The Fund makes long-term investments and does not frequently trade its securities. Investors should have the patience to hold shares through at least a full market cycle, and should realize that it can sometimes take a period of years to realize the value of the Fund's portfolio securities.
This long-term approach, however, will help to reduce transaction costs and the tax consequences of realized gains.
     The Advisor in its investment research efforts emphasizes the analysis of financial documents, particularly the stockholder reports and Securities and Exchange Commission ("SEC") filings of various corporations in a number of different industries. More attention is typically paid to the securities of companies in industries which are temporarily depressed. The Advisor also pays particular attention to companies where there is a change in management and/or major shareholders and such change presents the opportunity for improvement in the company's business operations or its stock price.
     Because the Fund is often investing in industries which are experiencing a cyclical downturn, the Advisor will generally focus more on companies with solid financial strength, low costs and leading market shares within the industry. These factors give them the long-term "staying power" to prosper and succeed when industry conditions improve.
     The Fund will from time to time invest in foreign securities, which will have the same types of characteristics as domestic securities considered for investment. The Fund intends to limit its direct investments in foreign securities to less than 10% of net assets, and to typically purchase shares of companies issuing U.S. dollar-denominated American Depository Receipts (ADR's) or who otherwise comply with SEC disclosure requirements.
     At certain times, the Fund may take a temporary defensive position.
Under such circumstances, the Fund may invest without limitation in deposits in domestic banks, money market instruments, commercial paper, or debt securities rated within the three highest grades of Moody's Investor Service, Inc. or Standard & Poor's Corporation. As noted above, under normal circumstances, the Fund may invest in debt securities rated within the four highest grades by Moody's or Standard & Poor's, but only up to 35% of the Fund's total assets.

INVESTMENT RISKS
     GENERAL RISKS. Like any mutual fund investing in common stocks, AEGIS VALUE FUND, INC. is subject to various investment risks. The net asset value of the Fund will increase and decrease as the prices of shares in its portfolio increase and decrease. In addition to the various factors that affect the value of any particular security that the Fund owns, the value of the Fund's shares may also change with the movements of the global stock markets as a whole. There is always a possibility that common stock prices will decline over short or even extended periods of time. Also, at certain times, the market will have investment cycles where "growth" stocks may significantly outperform the "value" stocks typically owned by the Fund. These cycles can last for periods of a few months up to several years.


                                       (5)

     LACK OF OPERATING HISTORY. The Fund has no past operating history and therefore no past performance record to guide prospective investors in their decision whether or not to invest in shares of the Fund. In addition, while the Fund's investment advisor BGB has been operating as a money manager since 1994, BGB has no prior experience in managing a mutual fund. It should not be assumed that BGB's past performance in its managed accounts will translate into comparable performance for the Fund.
     SMALLER COMPANIES. The Fund will invest a significant part of its assets in the shares of small or mid-size companies, or in companies whose shares are relatively illiquid. Such companies may not be well-known to the investing public, may not have significant institutional ownership or analyst coverage, and their shares may be more volatile in price, have lower trading volumes and have wider market spreads between bid and ask prices than the shares of larger companies.
     Small and mid-size companies also sometimes have limited product lines, management depth, financial resources and market shares. Therefore, the companies are more vulnerable to adverse business or economic developments, and their shares may involve considerably more risk than shares of larger and more seasoned companies.
     The purchase and sale of such securities may have a greater impact on their market prices than would be the case with larger capitalization stocks. Accordingly, the Fund will not trade its holdings frequently, and the Fund's investment philosophy requires a long-term horizon. The Fund should not be used as a "market timing" or short-term trading vehicle.
     FOREIGN SECURITIES. Foreign securities will expose the Fund to certain risks not present in domestic securities. These include currency fluctuations, possible nationalization or expropriation of assets, extraordinary taxation, political or social instability and future unfavorable diplomatic developments. These risks could have a negative effect on issuers in foreign nations and on the prices of their securities.

INVESTMENT LIMITATIONS
     The Fund, which is registered under the Investment Company Act of 1940 and operates under policies decided by its Board of Directors, has various investment limitations, several of which are required by the Act. These are fundamental policies of the Fund which cannot be changed without the affirmative vote of the holders of a majority of the outstanding shares of the Fund. All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuation does not require elimination of any security from the portfolio.

The Fund may not:
     1) With respect to 75% of its total assets, invest in securities of any one issuer if immediately after and as a result of such investment more than 5% of the total assets of the Fund, taken at market value, would be invested in the securities of such issuer. This restriction does not apply to investments in obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities.
     2) Invest 25% or more of its total assets in securities of issuers in any one particular industry. This restriction does not apply to U.S. Government securities.


                                      (6)

     3) Purchase more than 10% of the outstanding voting securities, or any class of securities, of any one issuer.
     4) Invest for the purpose of exercising control or management of another company.
     5) Borrow money, except as a temporary measure for emergency or extraordinary purposes.

MANAGEMENT OF THE FUND
     The Board of Directors provides broad supervision over the affairs of the Fund and elects the officers of the Fund, who are responsible for its daily operations.
     YEAR 2000. The services provided to the Fund by its investment advisor, custodian, and other vendors depend upon the smooth functioning of their computer systems and those of their outside service providers. Many computers cannot recognize the year 2000. This specific problem may cause a computer system to crash or malfunction. Such an event could have a negative impact on the Fund's trades, payments, pricing and account services.
     Although there can be no assurance that there will be no adverse impact from this "Year 2000" problem, the Fund's advisor and its custodian have advised the Fund that they have been working on changes for the year 2000 and expect their computer systems to be adapted in time for that event. While the Fund's service vendors will incur expenses to upgrade their computers, the Fund itself will incur no direct expenses related to the year 2000 problem.
     INVESTMENT ADVISOR. Berno, Gambal & Barbee, Inc. ("BGB"), an Arlington, Virginia investment management firm and broker-dealer, provides the Fund with overall investment advisory and administrative services under an Investment Advisory Agreement with the Fund. Subject to policies established by the Fund's Board of Directors, BGB makes investment decisions on behalf of the Fund and supervises the acquisition and disposition of investments by the Fund. BGB also acts as the distributor of the Fund's shares and provides brokerage services for the Fund.
     BGB, a Delaware corporation organized in 1994, has in excess of $35 million of assets under management in private accounts and provides investment management and brokerage services for individuals, institutional accounts, and retirement plans. BGB is registered as an investment advisor with the U.S. Securities and Exchange Commission, and has its offices at 1100 North Glebe Road, Suite 1040, Arlington, Virginia 22201.
     William S. Berno and Scott L. Barbee, directors and officers of the Fund, and Paul Gambal, an officer of the Fund, are also controlling persons of BGB through their respective ownership interests in its common stock. These three Managing Directors of BGB will together oversee day-to-day Fund operations and by consensus will make all Fund investment decisions.
     William S. Berno, a Chartered Financial Analyst, was a co-founder of BGB in 1994 and was previously an Investment Officer with Kahn Brothers & Company, Inc. for five years. From 1979 to 1989, Mr. Berno was a Vice President of Ferris Baker Watts, Inc., a regional brokerage firm located in Washington, D.C. and he began his career as a staff accountant with Price Waterhouse & Co. Mr. Berno took his degree from the University of Virginia in 1975, and received a M.B.A. degree with distinction from the University of Michigan in 1977.
     Paul Gambal was a co-founder of BGB in 1994 and was previously an Investment Officer with Kahn Brothers & Company, Inc. for five years. From 1988 to 1989, Mr. Gambal worked for Colonial Parking, Inc. to develop investment strategies for its pension and profit-sharing plans. Prior to that, Mr. Gambal was Assistant Vice President and Head Trader of Washington Brokerage Services, Inc., a subsidiary of the National Bank of Washington, which he joined after graduation from Kenyon College in 1982. Mr. Gambal received his M.B.A. degree from The School of Business and Public Management at George Washington University in 1992.
     Scott L. Barbee, a Chartered Financial Analyst, joined BGB in 1997. From 1993 to 1995, Mr. Barbee was an oil service Equity Research Analyst and later an oil service Investment Banking Analyst at Simmons & Company in Houston, Texas. He later worked as an Equity Research Analyst with investment

                                       (7)
management boutique Donald Smith & Company in Paramus, New Jersey. Mr. Barbee graduated from Rice University in 1993 and received a M.B.A. degree from the Wharton School at the University of Pennsylvania in 1997.
     BGB bears all of its expenses in providing services under its Investment Advisory Agreement and pays all salaries, fees and expenses of the officers and directors of the Fund who are affiliated with BGB. The Fund bears all of its other expenses, including but not limited to, necessary office space, telecommunications expense and administrative and clerical personnel; interest expense; accounting and legal expenses; fees and expenses of the custodian and transfer agent; taxes, registration and governmental fees; brokerage commissions; insurance premiums; expenses of preparation, printing and distribution to existing shareholders of reports, proxies and prospectuses; and expenses of shareholder meetings.
     As compensation for its services to the Fund, BGB is entitled to receive an annual advisory fee of 1.20% of the Fund's average net assets.
     TRANSFER AGENT. The Fund serves as its own transfer agent and dividend paying agent, and keeps the books and records of shareholder accounts and activity at its offices located at 1100 N. Glebe Road, Suite 1040, Arlington, VA 22201.
     PORTFOLIO TRANSACTIONS. As provided in its Investment Advisory Agreement, BGB is responsible for the Fund's portfolio decisions and the placing of portfolio transactions. Purchase and sale orders for portfolio securities may be effected through brokers who charge a commission for their services. In executing such transactions, BGB seeks to obtain the best net results for the Fund, taking into account such factors as price (including the brokerage commission or dealer spread), size of order, competitive commissions on similar transactions, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While BGB seeks reasonably competitive rates, it does not necessarily pay the lowest commission or spreads available. Transactions in smaller company shares, in particular, may involve specialized services on the part of the broker and thus entail higher commissions or spreads than would be paid in transactions involving more widely traded securities.
     BGB may serve as a broker for the Fund in any securities transaction; however, in order for BGB to effect any portfolio transaction for the Fund, the commissions, fees or other remuneration received by BGB must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange or on NASDAQ during a comparable period of time. The Fund will not deal with BGB in any transaction in which BGB acts as a principal. However, BGB may serve as a broker to the Fund in over-the-counter transactions conducted on an agency basis.
     Allocation of transactions, including their frequency, to various brokers is determined by BGB in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt and efficient execution of orders in an effective manner at the most favorable price. Subject to this primary consideration, BGB may also consider the provision of supplemental research services in the selection of brokers to execute portfolio transactions.


                                       (8)

SHARES, DIVIDENDS AND DISTRIBUTIONS
     COMMON STOCK. The Fund will issue new shares at its most current net asset value. The Fund currently has authorized common stock of one hundred million shares, $0.001 par value per share. The Fund has registered an indefinite number of shares under Rule 24f-2 of the Investment Company Act of 1940.
     Each share will have one vote and be freely transferable. The shares, when issued and paid for in accordance with the terms of the prospectus, will be fully paid and non-assessable. Shares have no preemptive, cumulative voting, subscription or conversion rights.
     Shares can be issued as full shares or as fractions of shares. A fraction of a share has the same kind of rights and privileges as a full share on a pro-rata basis.
     Shares of stock are redeemable at net asset value, less any applicable redemption fee, at the option of the shareholder. Shareholder inquiries should be directed to the Fund at the address shown on the first page of this prospectus.
     DIVIDENDS AND DISTRIBUTIONS. The Fund expects to declare and pay distributions annually, generally in November. The Fund will notify shareholders each year of the tax status of dividends and capital gain distributions. Shareholders not otherwise subject to tax on their income (such as retirement accounts or foundations) will not be required to pay tax on amounts distributed to them.
     Substantially all of the Fund's net investment income will be paid to shareholders annually as a dividend. Dividends may be taken in cash or in additional shares at net asset value. Capital gain distributions will normally be paid within 90 days after the end of the Fund's fiscal year. Dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund unless a shareholder has elected, by written notice to the Fund, to receive dividends and capital gain distributions in cash.
     TAXES. The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and if so qualified, will not be subject to federal income taxes to the extent its earnings are timely distributed. The Fund also intends to make distributions as required by the Internal Revenue Code to avoid the imposition of a 4% excise tax.
     The Fund will distribute substantially all of its net investment income and net capital gains to shareholders. Distributions from the Fund's net investment income and short-term capital gains are taxed as dividends, and long-term capital gain distributions are taxed as long-term capital gains. Distributions of long-term capital gains will be taxable to the shareholder as long-term capital gains regardless of the length of time shares have been held. A portion of the Fund's dividends may qualify for the dividends received deduction for corporations.
     The Fund's distributions are taxable when they are paid, whether a shareholder takes them in cash or reinvests them in additional shares, except that distributions declared in October, November or December and paid in January are taxable as if paid on December 31.
     At the time of a shareholder's purchase, the Fund's net asset value may reflect undistributed income or capital gains. A subsequent distribution of these amounts by the Fund will be taxable to the shareholder, even though on an economic basis the distribution is a return of part of the shareholder's investment.

                                       (9)

     SALE OF SHARES. The redemption of shares is a taxable event, and a shareholder may realize a capital gain or a capital loss. The Fund will report to redeeming shareholders the net proceeds of their sales. However, because the tax consequences of a redemption will also depend on the shareholder's basis in the redeemed shares for tax purposes, shareholders should retain their regular account statements for use in determining their tax liability on a sale of their shares in the Fund. The Fund is not responsible for computing a shareholder's capital gains or capital losses on the redemption of shares.
     If a shareholder disposes of shares held for six months or less at a loss, such loss will be treated as a long-term capital loss to the extent of any long-term capital gains reported by the shareholder with respect to such shares. A loss realized on a taxable disposition of Fund shares may be disallowed to the extent that additional Fund shares are purchased (including by reinvestment of distributions) within 30 days before or after such distribution.
     BACKUP WITHHOLDING. Under federal tax law, some shareholders may be subject to a 31% tax withholding on reportable dividends, capital gains distributions, and redemption proceeds. Generally, investors subject to this "backup withholding" will be those for whom a taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. In order to avoid this withholding requirement, an investor must certify on the account application that the taxpayer identification number provided is correct and that the investment is not otherwise subject to backup withholding, or is exempt from backup withholding.
     The discussion of Federal income taxes above is provided for general information only. Shareholders may also be subject to state and local taxes on income and gains from their investment. Investors should consult their own tax advisers concerning the tax consequences of an investment in the Fund.

HOW TO PURCHASE SHARES
     The Fund's shares are sold without a sales charge. The price paid for shares is the net asset value next determined following the receipt of the purchase order in proper form by the Fund. "Proper form" is defined as including all required account information and payment or instructions for payment by wire or from a broker. The Fund reserves the right to reject any specific purchase order, and the right to suspend the offering of Fund shares to new investors.
     NET ASSET VALUE. Net asset value per share is calculated at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for business. The net asset value per share is determined by dividing the total value of the Fund's investments plus cash and other assets, including accrued income, less any liabilities, including accrued expenses, by the number of outstanding shares of the Fund.
     In determining net asset value, securities listed on an exchange or the NASDAQ National Market System are valued on the basis of the last reported sale price prior to the time the valuation is made, or, if no sale is reported for that day, at their closing bid price for listed securities and at the average of their bid and ask prices for NASDAQ securities.
     Quotations are taken from the market where the security is primarily traded. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are carried at their fair value as

                                       (10)
determined in good faith under procedures established and supervised by the Board of Directors. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.
     Foreign securities, if held in the form of American Depository Receipts, are valued at the closing bid price of the ADR. Other foreign securities are valued at the bid price of the latest dollar-denominated quotation from a reputable market maker in the securities.
     OPENING AN ACCOUNT. Shares of the Fund may be purchased through any existing brokerage account held by the investor, or directly from the Fund.
An Account Application must be completed and signed for each new account opened at the Fund, regardless of the method chosen for making the initial investment. The minimum initial investment in the Fund is $10,000, although for retirement accounts and IRA's the minimum initial investment is $2,000. The minimum subsequent purchase amount is $1,000.
     All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. The Fund will not accept a check endorsed over by a third party. A charge of $25.00 will be imposed if any check used for the purchase of shares is returned unpaid. Investors who purchase Fund shares by check may not receive redemption proceeds until there is reasonable belief that the check has cleared, which may take up to fifteen calendar days after payment has been received.
     To open a regular account at the Fund by mail, simply complete and return an Account Application with a check made payable to Aegis Value Fund. If you have any questions about the Fund or need assistance with your application, please call the Fund at (703)528-7788. Certain types of investors, such as trusts, corporations, associations, partnerships or estates may be required to furnish additional documents when they open an account. These documents may include corporate resolutions, trusts, wills, partnership agreements, trading authorizations, powers of attorney, or other documents.
Applications and checks should be mailed to:

Aegis Value Fund, Inc.
1100 N. Glebe Road, Suite 1040
Arlington, VA  22201

     To open a regular account at the Fund and then wire money for the initial investment in the Fund, please complete and sign an Account Application, then call the Fund at (703)528-7788 before wiring the funds. You should be aware that heavy traffic over the Federal Reserve System may delay the arrival of purchase orders made by wire. Money should be wired to:

Chase Manhattan Bank
ABA#021-000-021
For the account of Ernst & Company
Account #140-080-524
FBO:  Aegis Value Fund
Account #228-00177-1-2


                                      (11)

     To open a retirement account or IRA with the Fund, please call the Fund's office at (703)528-7788 and receive the necessary information and the special retirement account application to establish your account.
     To add money to an existing account at the Fund, make your check payable to Aegis Value Fund, indicate your account number on the check, and mail it to the Fund at the above address. If wiring funds to your Fund account, be sure to wire for credit to Aegis Value Fund and include your name and account number in the wiring instructions. Additional shares may also be purchased through any existing brokerage account held by the investor.
     Any purchase orders or funds received after 4:00 p.m. Eastern time will be processed at the next day's closing net asset value. All shares
(including reinvested dividends and distributions) are issued in full and fractional shares rounded to the third decimal place.
     No share certificates will be issued except for shareholders who are required by regulation to hold certificates. Instead, an account will be established for each shareholder and all shares purchased will be held in book entry form by the investor's brokerage firm or by the Fund, as the case may be. Any transaction in an account, including reinvestment of dividends and distributions, will be confirmed in writing to the shareholder.

HOW TO REDEEM SHARES
     Shareholders may redeem shares as described below on any day the Fund is open for business. Shares will be redeemed at the next determined net asset value after the Fund receives the redemption request in good form, less any applicable redemption fee for shares held less than two years (see "Redemption Fee" below). Redemption requests received after 4:00 p.m. Eastern time will be processed at the next day's closing net asset value.
     BY MAIL. To redeem shares held by the Fund in writing, send a request in good form to the Fund at:

Aegis Value Fund, Inc.
1100 N. Glebe Road, Suite 1040
Arlington, VA  22201

     A request "in good form" means that the request includes all of the following:
            1.  The name of the Fund and the shareholder's account number.
            2.  The amount of the transaction (specified in dollars or shares).
            3. Signatures of all owners exactly as they are registered on the account.
            4. Signatures guaranteed. The shareholder signatures must be guaranteed by an "eligible guarantor institution" as such term is defined in Rule 17Ad-15 under the Securities and Exchange Act of 1934, which includes FDIC-insured banks, brokerage firms, credit unions, or other eligible guarantor.
                A notary public is not an acceptable guarantor.
            5.  Share certificates, if held by the shareholder.
            6. Other supporting legal documentation that may be required, in the case of trusts, corporations, associations, partnerships, estates, retirement plans and certain other accounts. These documents may include copies of corporate resolutions, wills, trusts, partnership agreements, retirement trusts, powers of attorney, trading authorizations, or other documents.


                                      (12)

     If you have any questions about what is required for your redemption request, please call the Fund at (703)528-7788.
     Payment will normally be made by the Fund within one business day, but not later than seven calendar days after receipt of the redemption request. However, payment of redemption proceeds may be delayed until the purchase check has cleared, or up to fifteen days from the date of purchase, whichever occurs first.
     If a shareholder redeems shares of the Fund with the assistance of a broker-dealer, he or she should be aware that there may be a charge to the shareholder for such services.
     RETIREMENT DISTRIBUTIONS. A request for distribution from an IRA or other retirement account may be delayed by the Fund pending proper documentation and ascertaining the withholding requirement applicable to the distribution. If a shareholder does not want tax withholding from distributions, the shareholder may state in the distribution request that no withholding is desired and that the shareholder understands that there may be a liability for income tax on the distribution, including penalties for failure to pay estimated taxes.
     BY WIRE TRANSFER. A shareholder can request to have redemption proceeds wired to the shareholder's specified bank account, but these full and complete wire instructions must be included in the written redemption request and the Fund's custodian will charge a $20.00 fee to make the wire transfer.
     ACCOUNT MINIMUM. The Fund requires that a shareholder maintain a minimum of $1,000.00 in an account to keep the account open. The Fund may, upon 30 days' prior written notice to a shareholder, redeem shares in any account other than a retirement account if the account has an asset value, not attributable to market fluctuations, less than $1,000.

REDEMPTION FEE
     The Fund's Board of Directors believes that the Fund should be viewed as a long-term investment by all of its shareholders, and should not be used as a short-term trading vehicle. A high turnover of shareholders would result in higher expenses, trading costs, and possibly higher taxable distributions to the Fund's long-term shareholders. Therefore, to discourage short-term trading in its shares, the Fund will impose a redemption fee of 2.00% on the redemption proceeds of shares held for a period less than two years. Proceeds of the redemption fee will be retained by the Fund.
     The redemption fee will be assessed on an amount equal to the net asset value of the shares redeemed, but no fee will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The calculation of the redemption fee will be made in the manner that results in the lowest possible amount being charged. Therefore, it will be assumed that the redemption is first on any shares held more than two years or acquired through reinvestment of dividends or capital gains distributions.

(13)

     The redemption fee is waived with respect to the following classes of redemptions:
            1. Death or disability, if the redemption is made within one year.
            2. Retirement plan distributions which are required by the shareholder's age, or are a result of the shareholder's death or disability.
            3. Redemptions by any tax-exempt employee benefit plan for which continuation of its investment in the Fund would be improper under applicable law or regulation (subject to the Fund's right to require an opinion of counsel to that effect).

SHAREHOLDER ACCOUNTS AND SERVICES
     ACCOUNT INFORMATION. The Fund will establish an account for each shareholder, and send written confirmation of the initial purchase of shares and any subsequent transactions. When there is any transaction in the shareholder account, such as a purchase, redemption, change of address, reinvestment of dividends and distributions, or withdrawal of share certificates, a confirmation statement will be sent to the shareholder giving complete details of the transaction.
     ANNUAL STATEMENTS. The Fund will send an annual account statement to each shareholder showing the distributions paid during the year and a summary of any other transactions. The Fund will also provide year-end tax information mailed to the shareholder by January 31 of each year, a copy of which will also be filed with the Internal Revenue Service.
     FUND REPORTS. The financial statements of the Fund with a summary of portfolio composition and performance, along with the President's letter to shareholders, will be mailed to each shareholder twice a year.
     AUTOMATIC REINVESTMENT. Unless the shareholder elects to receive cash distributions, dividends and capital gains distributions will automatically be reinvested without charge in additional shares of the Fund. Such distributions will be reinvested at the net asset value determined on the dividend or distribution payment date in full and fractional shares rounded to the third decimal place.


                                      (14)

AEGIS VALUE FUND, INC.
1100 North Glebe Road, Suite 1040
Arlington, Virginia 22201
Phone:  (703)528-7788
Fax:  (703)528-1395



Board of Directors
Scott L. Barbee
William S. Berno
Edward P. Faberman
Eskander Matta
William R. Morris III

Officers
William S. Berno, President
Scott L. Barbee, Treasurer
Paul Gambal, Secretary


Investment Advisor
Berno, Gambal & Barbee, Inc.
1100 North Glebe Road, Suite 1040
Arlington, VA  22201

Custodian
Ernst & Company
One Battery Park Plaza
New York, NY  10004-1478

Certified Public Accountants
Bish & Haffey, P.C.
50 South Pickett Street, Suite 200
Alexandria, VA  22304












                                       (15)

AEGIS VALUE FUND, INC.
1100 N. Glebe Road, Suite 1040
Arlington, VA  22201
(703)528-7788

ACCOUNT APPLICATION


1.  New Account Registration

____________________________________________________________________________
Shareholder Name                                      Taxpayer ID Number

____________________________________________________________________________
Joint Shareholder's Name (if applicable)              Taxpayer ID Number

Type of Account:  [] Individual     [] Joint Tenants     [] Tenants in Common
     [] Custodial     [] Trust     [] Corporation or Partnership
[] Other___________

Note: Please provide this information exactly as you wish it to appear on your account. Do not use this application for IRA's or retirement plans. All retirement accounts require a separate retirement account application. Please contact the Fund at (703)528-7788 for a copy.


2.  Address

____________________________________________________________________________
Street Address or P.O. Box     Home Telephone #     Business Telephone #

___________________________________ Citizen of:  [] U.S.  []Other_________
City         State         Zip Code                   Country_____________


3.  Amount of Investment (Minimum $10,000)

By check:  [] $______________  (payable to Aegis Value Fund)

By wire:  [] $______________    Funds were wired on  ___________________
                                                        Date


4.  Distribution Options
[]  Reinvest both dividends and capital gains in shares.
[]  Pay dividends in cash and reinvest capital gains in shares.
[]  Pay dividends and capital gains in cash.








                                       (16)

AEGIS VALUE FUND, INC.
1100 N. Glebe Road, Suite 1040
Arlington, VA  22201
(703)528-7788


5.  Signature and Certification
     I have received, read and agree to the terms of the current Prospectus of the Aegis Value Fund. I have the authority and the legal capacity to purchase shares of the Fund, and I am of legal age in my state. I authorize the Fund, its affiliates and agents to act on any instructions believed to be genuine for any service authorized on this account application, and in accordance with procedures described in the Prospectus. I agree that they will not be liable for any resulting loss or expense.

     Certification: Under penalties of perjury, I certify that the taxpayer identification number entered on this account application is correct and that I have not been notified by the IRS that I am subject to backup withholding, or that the IRS has notified me that I am no longer subject to backup withholding.
     If you are currently subject to backup withholding, check here:  []

The Internal Revenue Service does not require your consent to any provision of this document other than the certification required to avoid backup withholding.

Please sign here:

____________________________________________________________________
Signature of Owner, Trustee or Custodian                    Date

____________________________________________________________________
Signature of Joint Owner (if applicable)                    Date


6.  Mailing Instructions

     Please make your check payable to Aegis Value Fund, and mail to the Fund at:

Aegis Value Fund, Inc.
1100 N. Glebe Road, Suite 1040
Arlington, VA   22201

     If you have any questions while completing this application or need more information, please call the Fund at (703)528-7788 for assistance.









                                       (17)

                             AEGIS VALUE FUND, INC.
                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED MAY 15, 1998


     This Statement of Additional Information is in addition to and serves to expand and supplement the current Prospectus of Aegis Value Fund, Inc. (the "Fund"). This Statement of Additional Information, dated May 15, 1998, is not a Prospectus and should be read in conjunction with the Prospectus dated May 15, 1998. A copy of the Prospectus may be obtained without charge by contacting the Fund at 1100 N. Glebe Road, Suite 1040, Arlington, VA 22201
(703)528-7788.  Please retain this document for future reference.


































                                        (1)

TABLE OF CONTENTS                                     PAGE

Investment Objectives and
Policies...............................................3

Risk Factors and Special
Considerations.........................................4

Management of the Fund.................................6

Principal Holders of Shares............................7

Investment Advisory Services...........................8

Distributor............................................9

Custodian..............................................9

Independent Accountants................................9

Portfolio Transactions.................................9

Description of Common Stock...........................10

Purchase, Redemption, and Pricing of
Shares................................................10

Taxation..............................................11

Underwriter...........................................12

Performance Data......................................12

Financial Statements..................................13



















                                        (2)

INVESTMENT OBJECTIVES AND POLICIES
     The following investment policies and limitations supplement those set forth in the Fund's prospectus. As stated in the prospectus, the Fund's investment objective is to seek long-term capital appreciation through a strategy of value investing in common stocks. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after giving effect to the Fund's acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's investment policies and limitations. It should be noted that Items 8 and 9 regarding illiquid investments and borrowing will be applied at all times, and not just at the initial time of the transaction.
     The Fund's fundamental investment policies cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the Fund. Except for the fundamental investment restrictions set forth below, the investment policies and limitations described in this Statement of Additional Information are operating policies and may be changed by the Board of Directors without shareholder approval. However, shareholders will be notified prior to a material change in an operating policy affecting the Fund.

     The Fund may not, as a matter of fundamental policy:
     1) With respect to 75% of its total assets, invest in securities of any one issuer if immediately after and as a result of such investment more than 5% of the total assets of the Fund, taken at market value, would be invested in the securities of such issuer. This restriction does not apply to investments in obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities.
     2) Invest 25% or more of its total assets in securities or issuers in any one industry. This restriction does not apply to U.S. government securities.
     3) Purchase more than 10% of the outstanding voting securities, or any class of securities of any one issuer.
     4) Purchase securities on margin. (But the Fund may obtain such short-term credits as may be necessary for the clearing of securities trades.)
     5) Engage in any stock option strategy, whether listed or over-the-counter options.
     6)  Make short sales of securities.
     7) Invest in real property, real estate limited partnerships, or oil, gas or mineral exploration and development programs; although the Fund may invest in marketable securities which are secured by real estate and securities of companies which invest in or deal in real estate, oil, gas or minerals or sponsor such partnerships or programs.
     8) The Fund will not invest more than 5% of the value of its net assets in illiquid securities, including any private placements and Rule 144A securities. This percentage limitation will apply at all times, and not just immediately after purchase.
     9) Borrow money, except that the Fund may borrow money on a secured or unsecured basis from banks as a temporary measure for extraordinary or emergency purposes including, but not limited to, the purchase of its own shares. Such temporary borrowings may not at any time exceed 5% of the value of the Fund's net assets. No more than 10% of the value of the Fund's net assets at any time may be pledged as collateral for such temporary borrowings.

                                       (3)

     10) Buy or sell commodities, commodities futures contracts or commodities option contracts.
     11) Loan money, except by the purchase of debt obligations consistent with the Fund's investment objective and policies. However, the Fund may loan up to 25% of its net assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times). The Fund currently intends to limit any such lending of portfolio securities to no more than 5% of its net assets.
     12) Issue senior securities, as defined in the Investment Company Act of 1940, or mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in paragraph (9) above, and then only to the extent there mentioned.
     13) Invest more than 5% of the value of the Corporation's net assets in securities of issuers which have been in continuous operation less than three years.
     14) Purchase or retain the securities of any issuer if, to the knowledge of the Fund, any of the officers or directors of the Fund or its investment advisor own individually more than one-half of one percent (0.50%) of the securities of such issuer and together own more than 5% of the securities of such issuer.
     15) Underwrite securities of others, except to the extent the Fund may be deemed to be an underwriter, under federal securities laws, in connection with the disposition of portfolio securities.
     16) Invest more than 10% of its net assets in the securities of other investment companies, and then only as permitted under the Investment Company Act of 1940.
     17) Invest in securities restricted as to disposition under federal or state securities laws.

     PORTFOLIO TURNOVER. The Fund makes long-term investments and does not engage in short-term trading strategies. While the Fund's portfolio turnover will vary from year to year based upon market conditions and factors affecting the particular securities held in the portfolio, it is anticipated that the Fund's average portfolio turnover will not exceed 50% annually over periods of several years.
     It is the operating policy of the Fund to hold its securities as long as they remain undervalued, and to benefit from the lower transaction costs and more favorable tax rates available to long-term holders of equity securities. However, when circumstances warrant, securities will be sold without regard to their holding period.

RISK FACTORS AND SPECIAL CONSIDERATIONS
     LENDING PORTFOLIO SECURITIES. The Fund may lend up to 25% of its net assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions. The Fund currently intends to limit any lending of portfolio securities to no more than 5% of its net assets.
     Such loans are callable at any time and are continuously secured by collateral consisting of cash or liquid assets at least equal to the value of the security loaned. The collateral received by the Fund will be invested in short-term debt instruments.


                                       (4)

     Securities lending allows the Fund to retain ownership of the securities loaned and at the same time earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a lending program monitored by the Fund's custodian and who are deemed by it to be of good standing. Furthermore, such loans will be made only if, in the judgment of the Fund's management and Board, the consideration to be earned from such loans would justify the risk.
     The Fund complies with the current view of the staff of the Securities and Exchange Commission that a mutual fund may engage in such loan transactions only if: (i) the Fund receives 100% collateral in the form of cash or cash equivalents (e.g., Treasury bills or notes) from the borrower;
(ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined daily) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; (vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.
     FOREIGN SECURITIES. The Fund may invest up to 10% of its net assets directly in foreign securities, although the Fund intends to limit its investments in foreign securities to companies issuing U.S. dollar-denominated American Depository Receipts (ADR's) or who otherwise comply with SEC disclosure requirements.
     Foreign securities will expose the Fund to certain risks not present in domestic securities. These risks are discussed under "Investment Risks" in the prospectus. In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile.
     Foreign markets may also have less protection for investors than the U.S. markets. Foreign issuers may be subject to less government supervision. It may also be difficult to enforce legal and shareholder rights in foreign countries. There is no assurance that the Fund will be able to anticipate these risks or counter their effects.
     LOWER-RATED DEBT SECURITIES. The Fund may purchase debt securities rated within the four highest grades of Moody's Investor Service, Inc. or Standard
& Poor's Corporation. Debt securities in the fourth highest rating category (Baa or BBB, the lowest investment grade ratings) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. It is the Fund's policy to promptly dispose of a bond whose rating drops below investment grade.
     SHAREHOLDER RIGHTS. As noted in the prospectus, the Fund may not invest for the purpose of exercising control of management of another company. However, the Fund may exercise its rights as a stockholder in any of its portfolio companies and communicate its views on important matters of policy to management, the board of directors and other stockholders of those companies if the Fund or its Board of Directors determine that such matters could have a significant effect on the value of the Fund's investment in those companies.
     From time to time, the Fund may engage in activities in conjunction with other stockholders or interested parties which may include, among others, supporting or opposing proposed changes in a company's structure; seeking changes in a company's board or management; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party attempts to acquire or control a company. In all cases, the Fund will exercise its rights as a stockholder to seek to protect the interests of the Fund's shareholders and take actions which the Fund and its Board of Directors determine to be in the best interests of the Fund's shareholders.

                                       (5)

MANAGEMENT OF THE FUND
     OFFICERS AND DIRECTORS. The following information is given for each officer and director of the Fund: (*indicates persons who are affiliated with BGB, the Fund's investment advisor, and are therefore considered to be "interested persons" under the Investment Company Act of 1940, Section(2)(a))

Name, Address and Age         Position    Principal Occupation(s)
                                          for Past 5 Years

William S. Berno* (44)        President,  President and Managing Director of
1100 N. Glebe Rd., Suite 1040 Director    Berno,Gambal & Barbee, Inc. since
Arlington, VA  22201                      1994; Investment Officer with
                                          investment advisor Kahn Brothers &
                                          Co. 1989-94; President and Director
                                          of the Fund since 1997.

Scott L. Barbee* (26)         Treasurer,  Treasurer and Managing Director of
1100 N. Glebe Rd., Suite 1040 Director    Berno, Gambal & Barbee, Inc. since
Arlington, VA  22201                      1997; Wharton School M.B.A.
                                          candidate 1995-97; Investment
                                          Analyst with Simmons & Co.,
                                          investment bankers serving the
                                          energy industry 1993-95; Treasurer
                                          and Director of the Fund since
                                          1997.

Paul Gambal* (38)             Secretary   Chairman, Secretary and Managing
1100 N. Glebe Rd., Suite 1040             Director of Berno, Gambal & Barbee
Arlington, VA  22201                      Inc. since 1994; Investment Officer
                                          with investment advisor Kahn
                                          Brothers & Co. 1989-94; Director of
                                          Colonial Parking,Inc. since 1993.
                                          Secretary of the Fund since 1997.

Edward P. Faberman (52)       Director    Attorney with the law firm of
Ungaretti & Harris                        Ungaretti &Harris since 1996; Vice
1747 Pennsylvania Ave. N.W., Suite 900    President, Government Affairs of
Washington, D.C.  20006                   American Airlines 1991-96.
                                          Director of the Fund since 1997.

Eskander Matta (27)           Director    Investment banker, Credit Suisse
Credit Suisse First Boston Corp.          First Boston Corp. since 1996.
11 Madison Avenue                         Harvard Business School M.B.A
New York, NY  10010                       candidate 1994-96.  Research
                                          Associate with CSC Index, utility
                                          industry consultants 1993-94.
                                          Research Associate, Mercer
                                          Management Consulting 1991-93.
                                          Director of the Fund since 1997.







                                       (6)

Name, Address and Age         Position    Principal Occupation(s) for
                                          Past 5 Years

William R. Morris, III (37)   Director    Chairman, Morris McNair &
Morris McNair & Associates, Inc.          Associates, Inc., a commercial
888 17th Street, N.W., Suite 1150         real estate services firm, since
Washington, D.C.  20006                   1988.  Director of the Fund since
                                          1997.

     COMPENSATION. The Fund does not pay any fees or compensation to its officers, but directors who are not affiliated with the Fund's investment advisor receive a fee of $500 for each meeting of the Fund's Board of Directors which they attend. In addition, the Fund reimburses its independent directors for reasonable travel or incidental expenses incurred by them in connection with their attendance at Board meetings. The Fund offers no retirement plan or other benefits to its directors.
     For the Fund's initial fiscal year ended August 31, 1998, the following table gives the estimated compensation to be paid to each of the unaffiliated directors of the Fund for their services:

NAME, POSITION                            AGGREGATE COMPENSATION FROM FUND
Edward P. Faberman, Director                         $1,000

Eskander Matta, Director                             $1,000

William R. Morris III, Director                      $1,000

PRINCIPAL HOLDERS OF SHARES
     PRINCIPAL STOCKHOLDERS. As of May 1, 1998, the following persons were known to the Fund to have committed in writing to become beneficial owners of 5% or more of the outstanding shares of the Fund:

Name and Address              Percentage Ownership       Type of Ownership

William S. Berno                    20.0%                   Record
1100 N. Glebe Road, Suite 1040
Arlington, VA  22201

Scott L. Barbee                     20.0%                   Record
1100 N. Glebe Road, Suite 1040
Arlington, VA  22201

Paul Gambal                         20.0%                   Beneficial
1100 N. Glebe Road, Suite 1040
Arlington, VA  22201

Eskander Matta                      10.0%                   Record
Credit Suisse First Boston Corp.
11 Madison Avenue
New York, NY 10010








                                       (7)

Name and Address              Percentage Ownership       Type of Ownership

William R. Morris, III              20.0%                   Record
Morris McNair & Associates, Inc.
888 17th Street, N.W., Suite 1150
Washington, D.C.  20006

Edward P. Faberman                  10.0%                   Record
Ungaretti & Harris
1747 Pennsylvania Avenue, N.W., Suite 900
Washington, D.C.  20006

All officers and directors as a group:    80.0%             Record
                                          20.0%             Beneficial

INVESTMENT ADVISORY SERVICES
     INVESTMENT ADVISOR OF THE FUND. The Fund is managed by Berno, Gambal & Barbee, Inc. ("BGB") under an Investment Advisory Agreement approved by the Board of Directors and shareholders on March 11, 1998. BGB is a value-oriented investment firm founded in 1994. William Berno, Paul Gambal and Scott Barbee are the principal stockholders of the firm and are therefore considered to be "controlling persons" of the Fund's investment advisor.
     Each of the principals of BGB serves as an officer and director of that firm. William Berno serves as President and a director of BGB, and also holds those same positions with the Fund. Scott Barbee serves as Treasurer and a director of BGB, and also holds those same positions with the Fund. Paul Gambal serves as Chairman, Secretary and a director of BGB, and also holds the position of Secretary of the Fund.
     INVESTMENT ADVISORY FEES. As compensation for its services to the Fund under the Investment Advisory Agreement, BGB is entitled to receive an annual advisory fee of 1.20% of the Fund's average net assets.
     The Fund pays BGB its advisory fee on a monthly basis, computed based on the average net assets for the preceding month.
     As a means of reducing the Fund's operating expense ratio in its early periods of operation, BGB has agreed to absorb any other expenses of the Fund which exceed 0.30% of the Fund's average net assets during the first three fiscal years of the Fund's operation.
     ADVISORY SERVICES. Under the Investment Advisory Agreement, BGB determines the composition of the Fund's portfolio and supervises the investment management of the Fund. BGB also provides investment research and research evaluation and makes and executes recommendations for the purchase and sale of securities. BGB furnishes at its expense all personnel and office equipment necessary for performance of its obligations under the Agreement and pays the compensation and expenses of the officers and directors of the Fund who are affiliated with BGB.
     The Fund will bear all of its other expenses, including but not limited to the expenses of rent; telecommunications expense; administrative personnel; interest expense; accounting and legal fees; taxes, registration and governmental fees; fees and expenses of the custodian and transfer agent; brokerage commissions; insurance premiums; and expenses of shareholder meetings, preparation, printing and distribution to existing shareholders of reports, proxies and prospectuses.

                                       (8)

     DISTRIBUTOR. BGB, the Fund's investment advisor and a registered broker-dealer, also serves as distributor of the Fund's shares in addition to its portfolio advisory services. BGB receives no additional compensation related to its services as distributor.
     CUSTODIAN. The Fund uses Ernst & Company, a New York Stock Exchange member firm and registered broker-dealer, as its custodian for cash and securities. Ernst does not participate in the management of the Fund. The Fund has authorized Ernst to deposit portfolio securities in several central depository systems, as allowed by Federal law. Ernst maintains a separate account in the name of the Fund, holds and transfers portfolio securities for the Fund, accepts receipts and makes disbursements of cash on behalf of the Fund, collects and receives all income and other payments on account of the Fund's securities, and makes periodic reports to the Fund's officers concerning the Fund's operations. Ernst & Company's mailing address is One Battery Park Plaza, New York, NY 10004-1478.
     INDEPENDENT PUBLIC ACCOUNTANTS. The Fund has engaged the accounting firm of Bish & Haffey, P.C. to provide accounting services to the Fund, including an annual audit of the Fund's financial statements. Bish & Haffey's address is 50 South Pickett Street, Suite 200, Alexandria, VA 22304.

BROKERAGE ALLOCATION
     PORTFOLIO TRANSACTIONS. As provided in its Investment Advisory Agreement, BGB is responsible for the Fund's portfolio decisions and the placing of portfolio transactions. Purchase and sale orders for portfolio securities may be effected through brokers who charge a commission for their services. In executing such transactions, BGB makes efforts in good faith to obtain the best net results for the Fund, taking into account such factors as price (including the brokerage commission or dealer spread), size of order, competitive commissions on similar transactions, difficulty of execution and operational facilities of the firm involved and the firm's financial strength and its risk in positioning a block of securities. While BGB seeks reasonably competitive rates, it does not necessarily pay the lowest commission or spreads available. Transactions in smaller company shares may involve specialized services on the part of the broker and thus entail higher commissions or spreads than would be paid in transactions involving more widely traded securities.
     Such considerations involve judgment and experience, and are weighed by BGB in determining the overall reasonableness of brokerage commissions paid. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commission rates on each transaction. BGB intends to use BGB's affiliated broker-dealer for brokerage transactions where, in its judgment, BGB will be able to obtain a price and execution at least as favorable as other qualified brokers. BGB may serve as a broker for the Fund in any securities transaction; however, in order for BGB to effect any portfolio transaction for the Fund, the commissions, fees or other remuneration received by BGB must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange or on NASDAQ during a comparable period of time. The Fund will not deal with BGB in any transaction in which BGB acts as a principal. However, BGB may serve as a broker to the Fund in over-the-counter transactions conducted on an agency basis.

                                     (9)

     Allocation of transactions, including their frequency, to various brokers is determined by BGB in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt and efficient execution of orders in an effective manner at the most favorable price. Subject to this primary consideration, BGB may also consider the provision of supplemental research services in the selection of brokers to execute portfolio transactions.
     Brokerage and research services furnished by brokers through whom the Fund effects securities transactions may be used by BGB in servicing all of its accounts, and not all of such services may be used by BGB in connection with the Fund.
     The Fund's Board of Directors will review from time to time all of the Fund's portfolio transactions including information relating to the commissions charged by BGB's affiliated broker-dealer to the Fund. The Board will also review information concerning the prevailing level of commissions charged by other qualified brokers. In addition, the procedures pursuant to which BGB's affiliated broker-dealer effects brokerage transactions for the Fund must be reviewed and approved at least annually by a majority of the outside directors of the Fund.

CAPITAL STOCK AND OTHER SECURITIES
     COMMON STOCK. The Fund will issue new shares at its most current net asset value. The Fund currently has authorized common stock of one hundred million shares, $.0.001 par value per share. The Fund has registered an indefinite number of shares under Rule 24f-2 of the Investment Company Act of 1940. Each share will have one vote and be freely transferable. The shares, when issued and paid for in accordance with the terms of the prospectus, will be fully paid and non-assessable. Shares have no preemptive, cumulative voting, subscription or conversion rights.
     Shares can be issued as full shares or as fractions of shares. A fraction of a share has the same kind of rights and privileges as a full share on a pro-rata basis. The Fund is not authorized to issue any class of securities other than its common stock.

PURCHASE, REDEMPTION AND PRICING OF SHARES
     PURCHASE ORDERS. The Fund reserves the right to reject any specific purchase order in its sole discretion. The Fund also reserves the right to suspend the offering of Fund shares to new investors. Without limiting the foregoing, the Fund will consider suspending its offering of shares when it determines that it cannot effectively invest the available funds on hand in accordance with the Fund's investment policies.
     REDEMPTIONS. Shares may be redeemed at net asset value, less any redemption fee, as outlined in the prospectus. The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 pursuant to which the Fund is obligated during any 90-day period to redeem shares for any one shareholder of record solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. Should a redemption exceed such limitation, the Fund may deliver, in lieu of cash, readily marketable securities from its portfolio. The securities delivered will be selected at the sole discretion of the Fund, will not necessarily be representative of the entire portfolio and may be securities which the Fund would otherwise sell. The redeeming shareholder will usually incur brokerage costs in converting the securities to cash. The method of valuing securities used to make the redemptions in kind will be the same as the method of valuing


                                       (10)
portfolio securities and such valuation will be made as of the same time the redemption price is determined. See the "Net Asset Value" section of the prospectus.
     PRICING OF SHARES. The purchase and redemption price of Fund shares is based on the Fund's next determined net asset value per share. In certain cases, redemptions will be reduced by a redemption fee. See "How to Purchase Shares", "How to Redeem Shares", and "Redemption Fee" in the prospectus.

TAX STATUS
     GENERAL. The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and if so qualified, will not be subject to federal income taxes to the extent its earnings are timely distributed. To qualify, the Fund must comply with certain requirements relating to, among other things, the source of its income and the diversification of its assets. The Fund must also distribute, as ordinary income dividends, at least 90% of its investment company taxable income.
     The Fund also intends to make distributions as required by the Internal Revenue Code to avoid the imposition of a non-deductible 4% excise tax. The Fund must distribute during each calendar year (i) 98% of its ordinary income for such calendar year, (ii) 98% of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund's actual taxable year ending December 31, if elected) and (iii) certain other amounts not distributed in previous years.
     DISTRIBUTIONS. The Fund will distribute substantially all of its net investment income and net capital gains to shareholders. Distributions from the Fund's net investment income and short-term capital gains are taxed as dividends, and long-term capital gain distributions are taxed as long-term capital gains. Distributions of long-term capital gains will be taxable to the shareholder as long-term capital gains regardless of the length of time shares have been held. A portion of the Fund's dividends may qualify for the dividends received deduction for corporations.
     The Fund's distributions are taxable when they are paid, whether a shareholder takes them in cash or reinvests them in additional shares, except that distributions declared in November or December and paid in January are taxable as if paid on December 31.
     At the time of a shareholder's purchase, the Fund's net asset value may reflect undistributed income or capital gains. A subsequent distribution of these amounts by the Fund will be taxable to the shareholder, even though on an economic basis the distribution is a return of part of the shareholder's investment.
     SALE OF SHARES. The redemption of shares is a taxable event, and a shareholder may realize a capital gain or a capital loss. The Fund will report to redeeming shareholders the proceeds of their sales. However, because the tax consequences of a redemption will also depend on the shareholder's basis in the redeemed shares for tax purposes, shareholders should retain their regular account statements for use in determining their tax liability on a sale of their shares in the Fund.


                                      (11)

     If a shareholder disposes of shares held for six months or less at a loss, such loss will be treated as a long-term capital loss to the extent of any long-term capital gains reported by the shareholder with respect to such shares. A loss realized on a taxable disposition of Fund shares may be disallowed to the extent that additional Fund shares are purchased (including by reinvestment of distributions) within 30 days before or after such distribution.
     BACKUP WITHHOLDING. Under federal tax law, some shareholders may be subject to a 31% tax withholding on reportable dividends, capital gains distributions, and redemption proceeds. Generally, investors subject to this "backup withholding" will be those for whom a taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. In order to avoid this withholding requirement, an investor must certify on the account application that the taxpayer identification number provided is correct and that the investment is not otherwise subject to backup withholding, or is exempt from backup withholding.
     The discussion of Federal income taxes above is provided for general information only. Shareholders may also be subject to state and local taxes on income and gains from their investment. Investors should consult their own tax advisers concerning the tax consequences of an investment in the Fund.

UNDERWRITER
     CONTINUOUS OFFERING. Shares of the Fund are distributed to the public in a continuous public offering. The Fund serves as its own underwriter of its public offering, and is under no obligation to distribute any amount of Fund shares. The Fund pays no fees or commissions to any underwriter or dealer in connection with the distribution of its shares.

CALCULATION OF PERFORMANCE DATA
     METHOD OF CALCULATION. The Fund calculates its performance on a total return basis, assuming reinvestment of all distributions by the shareholder. All performance information provided by the Fund is historical and is not intended to indicate future returns. The Fund's share price and total return fluctuate in response to market conditions and other factors, and the value of the Fund's shares when redeemed may be more or less than their original cost.
     Performance information for the Fund may appear in advertisements, sales literature, or reports to shareholders or prospective shareholders. This performance information may be expressed as "average annual return" and as "total return".
     Total return may apply to a particular time period's cumulative return or may also be shown as the increased dollar value of an investment over a particular time period. Total returns reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value per share over the period.
     The Fund's average annual return is computed in accordance with a standardized method prescribed by SEC rules. The average annual return for a specific period is found by first taking a hypothetical investment of $1,000 in the Fund's shares on the first day of the period and computing the redeemable value of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken

                                      (12)
to the Nth root (N representing the number of years in the period) and is subtracted by the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

FINANCIAL STATEMENTS
     The Aegis Value Fund will issue unaudited semi-annual and audited annual financial statements. The Fund received its initial capital on May 15, 1998, and a balance sheet audited by the Fund's accounting firm Bish & Haffey, P.C. is presented below:

                             AEGIS VALUE FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 20, 1998

ASSETS

Cash                                                        $100,000
Offering Costs                                                 2,711
                                                             _______
     Total Assets                                           $102,711

LIABILITIES

Payable to affiliate (Note 5)                                 $2,711
                                                             _______
     Total Liabilities                                        $2,711

NET ASSETS

Net Assets (equivalent to $10.00 per share based on
     10,000 shares of capital stock outstanding)(Note 3)    $100,000
                                                            ========

The accompanying footnotes are an integral part of this financial statement.

NOTES TO FINANCIAL STATEMENT
1. The Organization--Aegis Value Fund, Inc. is an open-end, diversified investment management company organized as a Maryland corporation on October 22, 1997. The Fund seeks long-term capital appreciation through a strategy of "value investing" in common stocks.

2.  Summary of Significant Accounting Policies--
     Security valuation. Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price or the average of bid and ask price for NASDAQ national market securities. Short-term notes are stated at amortized cost, which is equivalent to value. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the board of directors.

     As of May 20, 1998, no securities have been purchased.

     Federal income taxes. The Fund's policy is to comply with the require-ments of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     Equalization. The Fund uses the accounting practice of equalization, by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of capital shares.

     Distributions to shareholders. Dividends to shareholders are recorded on the ex-dividend date.

     Organization costs. Organization costs consist of costs incurred to establish the Fund and legally equip it to engage in business. The costs are amortized using the straight-line method over a period of 60 months beginning from the date operations commence. If any of the original shares are redeemed by their holders prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized organization costs as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of redemption. Reimbursement of the registrant for the amount of the pro rata share will not be used in lieu of reduction of redemption proceeds.

     Offering costs. Offering costs represent costs associated with the sale of the Fund's securities and costs incurred up to the date of filing its Registration Statement with the Securities and Exchange Commission.

     Other. The Fund follows industry practice and records security transac-tions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

3.  Capital Share Transactions--
     The 10,000 initial shares were sold to officers and directors of the Fund at $10.00 per share for a total initial investment of $100,000. The par value is $0.001 per share.

4.  Investment Advisory and Custodian Agreements--
     The Fund pays advisory fees for investment management and advisory serv-ices under a management agreement (Agreement) that provided for fees to be computed at an annual rate of 1.20% of the Fund's average daily net assets. Certain officers and directors of the Fund are also officers and directors of the investment advisor. The Agreement provides for an expense reimbursement from the investment advisor if the Fund's expenses, exclusive of taxes, interest, fees incurred in acquiring or disposing of portfolio securities, and extraordinary expenses, exceed 1.50% of the Fund's average daily net assets for any full fiscal year. The Agreement shall remain in force through March 11, 2000 and may be renewed for additional two-year periods thereafter.
     The Fund also entered into an agreement with a custodian (Ernst & Company) to hold and administer securities and cash of the Fund. The Agreement may be terminated by either party on 90 days' written notice.

5.  Payable to Affiliate--
     The Fund's investment advisor paid offering costs on behalf of the Fund. As these are deemed isolated costs, the Fund is responsible for their payment, not the investment advisor (see Note 4). Virtually all of this balance consists of legal and accounting costs in connection with the Fund's filing of its Registration Statement with the Securities and Exchange Commission.

                                       (13)

AEGIS VALUE FUND, INC.
1100 N. Glebe Road, Suite 1040
Arlington, VA  22201
(703)528-7788

PART C

Item 24. (a)  Financial Statements
            1.  Balance Sheet - See Part B, Item 23

         (b)  Exhibits
            1.  Articles of Incorporation EX-99.B1
            2.  By-Laws of the Corporation EX-99.B2
            3.  Voting Trust Agreement -- Not Applicable
            4.  Specimen of Capital Stock -Not Applicable
            5.  Investment Advisory Contract EX-99.B5
            6.  Underwriting or Distribution Contract -- Not Applicable
            7.  Pension, Bonus or Similar Contracts -- Not Applicable
            8.  Custodian Agreement EX-99.B8
            9.  Other Material Contracts -- Not Applicable
           10.  Opinion and Consent of Counsel EX-99.B10
           11.  Other Opinions and Consents -- Not Applicable
           12.  Other Financial Statements -- Not Applicable
           13.  Initial Capital Agreements EX-99.B13A thru B13F
           14.  Model Retirement Plan EX-99.B14
           15.  Rule 12b-1 Plan -- Not Applicable
           16.  Schedule for Computation of Performance - Not Applicable
           17.  Financial Data Schedule--Not Applicable
           18.  Rule 18f-3 Plan -- Not Applicable

Item 25. No Person is directly or indirectly controlled by, or under common control with, the Corporation.

Item 26.         Title of Class              Number of Record Holders
                  Common Stock                 6   (capital commitments)

Item 27. The By-Laws of the Corporation provide that the Corporation has the power to indemnify any director, officer or affiliated person of the Corporation against any expenses, fines or judgments in connection with any legal action, suit or proceeding arising from their good faith actions taken on behalf of the Corporation as part of their duties and had no reason to believe their behavior was unlawful.
     The By-Laws of the Corporation deny indemnification to any officer or director "by reason of willful misfeasance, bad faith, negligence or reckless disregard of the duties involved" in the conduct of their office.

Item 28. William Berno, Paul Gambal and Scott Barbee have been officers and directors of the Investment Advisor during the past two fiscal years. Paul Gambal during the past two fiscal years has served as a director of Colonial Parking, Inc. There have been no other connections of a substantial nature in which the officers or directors of the Advisor have been involved during the last two fiscal years.


                                       (1)

Item 29. The Corporation is the sole underwriter of its shares. No commissions are charged by the Corporation, or are paid to another party.

Item 30. The accounts, books and other documents required by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the office of the Corporation, located at 1100 N. Glebe Road, Suite 1040, Arlington, Virginia 22201.

Item 31. Except as has been disclosed in Part A and Part B of this Form, the Corporation has no management-related service contracts.

Item 32. Undertakings. (a) The Registrant will file an amendment to the Registration Statement with certified financial statements showing the initial capital received before accepting subscriptions from any persons in excess of 25 pursuant to Registrant raising its initial capital under Section 14(a)(3) of the Investment Company Act of 1940.
     (b) The Registrant, if requested to do so by 10% of the outstanding shares, will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement, as amended, pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the County of Arlington and the Commonwealth of Virginia on the 11th day of March, 1998.

                                    Aegis Value Fund, Inc.


                                    BY:  William S. Berno, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

William S. Berno              President, Director           March 10, 1998

Paul Gambal                   Secretary                     March 10, 1998

Scott L. Barbee               Treasurer, Director           March 10, 1998

Edward P. Faberman            Director                      March 12, 1998

Eskander Matta                Director                      February 28, 1998

William R. Morris, III        Director                      March 11, 1998










                                      (2)